SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASE (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Leases
Right-of-use assets	$ 463,787	$ 644,515	$ 539,946
Operating lease liabilities	$ 390,709	$ 412,790	$ 314,775